Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Restricted Cash

6.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

(a)	Cash and Cash Equivalents

	December 31	December 31
	2017	2016
Business and savings accounts [1]	$62,830	$7,196
Guaranteed Investment Certificates	4,328	–
Total	$67,158	$7,196

Note:

1.	$47,149 of this amount relates to the Non-refundable Early Option Price Installment of US$37,500 received which is to be used solely for progressing permitting at the Pebble Project (note 3).

Supplementary cash flow information

Non-cash investing and financing activities:

In the year ended December 31, 2017:

●	61,500 warrants were exercised into common shares for which payment was received subsequent to the reporting date (note 7(a)); and
●	22,094 common shares were issued to settle the payout of vested RSUs (note 7(f)).

(b)	Restricted Cash

The Group has a cash deposit of US$600 ($757) with a United States financial institution which has been pledged as collateral to the surety provider for the surety bond accepted by the Alaskan regulatory authorities (see below). The cash deposit will be released once any reclamation work required has been performed and assessed by the Alaskan regulatory authorities.

The Group posted a bond of US$2,000 with the Alaskan regulatory authorities for a performance guarantee related to any potential reclamation liability as a condition of the Miscellaneous Land Use Permit granted to the Pebble Partnership for its ongoing activities on the Pebble Project.